Comprehensive Income (Tables)	12 Months Ended
Sep. 30, 2014
Comprehensive Income (Loss) [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

	September 30,
	2014	2013
	(In thousands)
Net unrealized holding (losses) on securities available for sale, net of deferred income tax benefits of $79,000 and $473,000, respectively	$(121)	$(719)
Benefit plan adjustment, net of related deferred taxes of $700,000 and $599,000, respectively	(1,063)	(909)
	$(1,184)	$(1,628)